SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	December 31,	December 31,
	2020	2019
Bank current accounts and cash on hand	$72,180	$23,106

	2020	2019
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	1,479	1,070
Common shares issued upon maturity of RSUs, credited to share capital with an offset to reserves	333	190
Warrants exercised, credited to share capital with an offset to reserves	506	1,545
Warrants issued for transaction costs, charged to project loan with an offset to reserves	—	8,913

Investing activities
Initial recognition of right of use asset with an offset to lease obligation	233	87
Marketable securities adjustment included in account receivable with an offset to other gains	25	—

	2019	2019	2019
	As previously		As now
	presented	Reclassification	presented
Operating activities
Accretion of the Newmont loan	1,110	(1,110)	—
Amortization of project loan transaction costs	85	(85)	—
Interest expense on lease	4	(4)	—
Lease payments	(49)	49	—
Interest and finance cost (note 14)	—	1,169	1,169
Accounts receivable	190	(190)	—
Prepaid expenses	105	(105)	—
Accounts receivable and prepaid expenses	—	295	295
Interest income received	—	107	107
Total changes in operating activities	1,445	$126	1,571

Financing activities
Lease payments	—	(49)	(49)

Effects of exchange rate changes on cash	878	(77)	801
Total	2,323	$—	2,323